Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Prepayments and Other Current Assets
Prepayments for revenue sharing cost	[1]	¥ 338,510		¥ 305,818
Inventories, net		212,480		255,185
Prepayments for value-added tax		173,839		172,756
Deposits		170,579		138,561
Interest income receivable		102,365		78,343
Prepayments to inventory suppliers		66,408		39,584
Prepayments of marketing and other operational expenses		50,977		64,065
Prepayments for content cost		26,446		20,064
Prepayments /receivables relating to jointly invested content		19,508		2,250
Loans to investees or ongoing investments		66		21,465
Others		41,859		50,020
Total		¥ 1,203,037	$ 172,032	¥ 1,148,111

[1]	App stores retain commissions on each purchase made by the users through the App stores. The Group is also obligated to pay ongoing licensing fees in form of royalties to the third-party game developers. Licensing fees consist of fees that the Group pays to content owners for the use of licensed content, including trademarks and copyrights, in the development of games. Licensing fees are either paid in advance and recorded on the balance sheets as prepayments or accrued as incurred and subsequently paid. Additionally, the Group defers the revenue from licensed mobile games over the estimated average playing period of paying players given that there is an implied obligation to provide on-going services to end-users.